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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Income Trust

Intermediate Income Fund

Portfolio of Investments -- September 30, 2004

Credit Rating*				Principal	Market
Moody's	S&P			Amount	Value

		CORPORATE DEBT SECURITIES: 72.6% of net assets

		CONSUMER STAPLES:	6.0%
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07		150,000	157,795
A3	BBB+	Kraft Foods Inc, 4.625% 11/1/06		200,000	205,784

		ENERGY:	5.5%
Baa1	BBB+	Occidental Petroleum, 7.375%, 11/15/08		200,000	227,373
Baa3	BBB	Oryx Energy Company, 8.125%, 10/15/05		100,000	104,330

		FINANCIALS:	8.9%
A3	A	Countrywide Home Loan, 5.625% 5/15/07		150,000	158,265
A1	A	Household Finance Co, 7.875%, 3/1/07		150,000	166,090
A1	AA-	International Lease Finance, 5.75%, 10/15/06		200,000	211,155

		HEALTH CARE:	2.3%
Ba3	BB+	Amerisourcebergen Co, 8.125%, 9/1/08		125,000	139,375

		INDUSTRIAL:	21.6%
Ba3	BB+	American Standard, 7.375%, 2/1/08		175,000	192,063
A2	A	CIT Group Inc, 5.75%, 9/25/07		150,000	159,671
Baa1	BBB+	Chevron Phillips, 5.375%, 6/15/07		200,000	209,501
A3	BBB	Daimler Chrysler, 6.4%, 5/15/06		150,000	157,900
BBB-	A3	Ford Motor Credit, 6.875%, 2/1/06		150,000	157,013
Ba1	BBB-	Lear Corp, 8.11%, 5/15/09		140,000	161,801
Baa3	BB+	Lubrizol Corp, 4.625%, 10/1/09		100,000	100,129
Ba1	BB+	YUM! Brands Inc, 7.65%, 5/15/08		150,000	169,372

		INSURANCE:	8.5%
Baa1	BBB	Harleysville Group, 5.75%, 7/15/13		150,000	142,595
Baa3	BBB-	Markel Corp, 6.8%, 2/15/13		150,000	160,901
A1	A	MGIC Investment Corp, 6.0%, 3/15/07		200,000	212,461

		RETAILERS-APPAREL:	2.7%
Ba2	BB+	Gap Inc, 6.9%, 9/15/07		150,000	163,875
A3	A-	Kohl's Corp, 6.7%, 2/1/06		185,000

		TECHNOLOGY:	9.4%
A3	A-	Hewlett-Parkard Co, 3.625%, 3/15/08		200,000	200,815
Baa1	BBB	Lexmark International, 6.75%, 5/15/08		200,000	218,347
Baa3	BBB	Motorola Inc, 8%, 11/1/11		125,000	150,454

		TELECOMMUNICATIONS:	7.2%
Baa3	BBB	AT&T Broadband, 8.375%, 3/15/13		181,000	219,534
Baa3	BBB-	Sprint Capital Corp, 6.125%, 11/15/08		200,000	216,073

		UTILITIES:	0.5%
A2	BBB+	Wisconsin Power & Light, 7.625%, 3/1/10		25,000	28,914

		TOTAL CORPORATE DEBT SECURITIES (Cost $4,232,241)			$ 4,391,586

		COLLATERALIZED MORTGAGE OBLIGATIONS: 1.4% of net assets

Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #636758, 6.5%, 5/1/32		81,378	85,445

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,097)			85,445

		US GOVERNMENT & AGENCY OBLIGATIONS: 24.1% of net assets

Aaa	AAA	Fannie Mae, 7.125%, 2/15/05		125,000	127,418
Aaa	AAA	Fannie Mae, 6.0%, 12/15/05		300,000	312,832
Aaa	AAA	Fannie Mae, 3.05%, 7/20/07		500,000	500,212
Aaa	AAA	Freddie Mac, 5.25%, 1/15/06		150,000	155,242
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	156,786
Aaa	AAA	US Treasury Note, 4.625%, 5/15/06		200,000	206,976

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,458,282)			$ 1,459,466

		REPURCHASE AGREEMENT: 0.6% of net assets
		With Morgan Stanley and Company issued 9/30/04 at 1.51%, due 10/1/04, collateralized by $35,696 in United States Treasury Notes due 5/15/06.
		Proceeds at maturity are $35,001 (Cost $35,000).			$ 35,000

		TOTAL INVESTMENTS: 98.7% of net assets (Cost $5,697,386)			$5,971,497

		CASH AND RECEIVABLES LESS LIABILITIES: 1.3% of net assets			79,807

		NET ASSETS: 100.00%			$ 6,051,304

Mosaic Income Trust

Government Fund

Portfolio of Investments - September 30, 2004
Credit Rating*				Principal	Market
Moody's	S&P			Amount	Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 96.1% of net assets

		US GOVERNMENT AGENCY NOTES:	64.7%
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05		400,000	407,737
Aaa	AAA	Fannie Mae, 6%, 12/15/05		300,000	312,832
Aaa	AAA	Fannie Mae, 3.05%, 7/20/07		200,000	200,085
Aaa	AAA	Fannie Mae, 3.25%, 8/15/08		350,000	347,383
Aaa	AAA	Fannie Mae, 4%, 12/15/08		250,000	250,196
Aaa	AAA	Fannie Mae, 5.5%, 10/18/11		200,000	200,246
Aaa	AAA	Federal Home Loan Bank, 3.875%, 8/22/08		200,000	200,822
Aaa	AAA	Freddie Mac, 6.875%, 1/15/05		230,000	233,286
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	156,786
Aaa	AAA	Freddie Mac, 3.5%, 9/15/07		350,000	353,901
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08		250,000	265,498
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		425,000	458,380

		US TREASURY NOTES:	19.8%
Aaa	AAA	US Treasury Notes, 5.875%, 11/15/05		400,000	416,125
Aaa	AAA	US Treasury Notes, 4.625%, 5/15/06		400,000	413,953
Aaa	AAA	US Treasury Notes, 4.375%, 5/15/07		200,000	208,039

		MORTGAGE BACKED SECURITIES:	11.6%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18		127,913	132,582
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		61,034	64,084
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32		55,611	58,391
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32		92,877	96,272
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09		55,015	58,288
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E90778, 5.5%, 8/1/17		99,275	102,801
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #C01364, 6.5%, 6/1/32		58,174	61,093
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27		30,879	32,941

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,993,783)			$5,031,721

		REPURCHASE AGREEMENT: 2.8% of net assets
		With Morgan Stanley and Company issued 9/30/04 at 1.51%, due 10/1/04, collateralized by $151,962 in United States Treasury Notes due 5/15/06.
		Proceeds at maturity are $149,006 (Cost $149,000).			$ 149,000

		TOTAL INVESTMENTS: 99% of net assets (Cost $5,142,783)			$5,180,721

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets			52,714

		NET ASSETS: 100.00%			$5,233,435

Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - September 30, 2004
				Principal	Market
Credit Rating*				Amount	Value
Moody's	S&P

		DEBT INSTRUMENTS: 96.1% of net assets

		Corporate Obligations:	59.3%
A1	A+	American Express, 5.50%, 9/12/06		155,000	162,408
Aa3	A	Bank One Corp, 6.875%, 8/1/06		150,000	160,735
Aa1	AA-	Citigroup Inc, 5.75%, 5/10/06		200,000	209,129
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07		200,000	210,394
A3	A-	CONOCO Inc, 6.35%, 4/15/09		205,000	227,229
A3	A	Countrywide Home Loan, 5.625%, 5/15/07		175,000	184,642
A1	A+	First Data Corporation, 5.625%, 11/01/11		175,000	187,414
A3	BBB-	Ford Motor Credit, 6.875%, 2/1/06		150,000	157,013
Aaa	AAA	General Electric Capital Corp, 4.625%, 9/15/09		200,000	207,188
Aa3	A+	Goldman Sachs, 6.65%, 5/15/09		185,000	206,224
A1	A	Household Finance Co, 7.875%, 3/1/07		185,000	204,844
A1	A+	IBM Corp, 4.75%, 11/29/12		150,000	152,373
A1	AA-	International Lease Finance, 5.75%, 10/15/06		200,000	211,155
A3	A-	Kohl's Corp, 6.7%, 2/1/06		190,000	199,101
Aa3	NA	Merrill Lynch, 7%, 1/15/07		200,000	216,628
Aa3	A+	Morgan Stanley Dean Witter, 6.875%, 3/1/07		170,000	184,492
Aa3	A	Nationsbank Corp, 7.5%, 9/15/06		200,000	216,614
A1	A+	SBC Communication, 5.75%, 5/2/06		185,000	193,233
A2	A+	Target Corp, 7.5%, 8/15/10		150,000	176,615
Aa3	AA	Texaco Capital Inc, 5.5%, 1/15/09		150,000	160,595
A2	A	Texas Instruments, 6.125%, 2/1/06		160,000	166,821
Aa2	A+	Wells Fargo & Co, 6.875%, 4/1/06		150,000	209,295
A1	A	WPS Resources Corp, 7%, 11/1/09		150,000	170,283

		US Government & Agency Obligations:	36.8%
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05		290,000	295,609
Aaa	AAA	Fannie Mae, 5.25%, 4/15/07		700,000	738,376
Aaa	AAA	Freddie Mac, 3.625%, 9/15/08		425,000	427,563
Aaa	AAA	US Treasury Notes, 5.875%,11/15/05		300,000	312,094
Aaa	AAA	US Treasury Notes, 4.625%,5/15/06		600,000	620,930
Aaa	AAA	US Treasury Notes, 4.75%,11/15/08		300,000	318,094

		TOTAL DEBT INSTRUMENTS (Cost $6,950,723)			7,087,091

		REPURCHASE AGREEMENT: 2.5% of net assets
		With Morgan Stanley and Company issued 9/30/04 at 1.51%, due 10/1/04, collateralized by $191,737 in United States Treasury Notes due 5/15/06.
		Proceeds at maturity are $188,008 (Cost $188,000).			188,000

		TOTAL INVESTMENTS: 98.6% of net assets (Cost $7,138,723)			7,275,091

		CASH AND RECEIVABLES LESS LIABILITIES: 1.4% of net assets			103,902

		NET ASSETS: 100.00%			7,378,993

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: November 12, 2004

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 12, 2004